Document and Entity Information	May 27, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	ELI LILLY & Co
Amendment Flag	false
Entity Central Index Key	0000059478
Document Type	8-K
Document Period End Date	May 27, 2021
Entity Incorporation State Country Code	IN
Entity File Number	001-06351
Entity Tax Identification Number	35-0470950
Entity Address, Address Line One	Lilly Corporate Center
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46285
City Area Code	(317)
Local Phone Number	276-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock (no par value)
Trading Symbol	LLY
Security Exchange Name	NYSE
A 1.000 Notes Due June 22022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2022
Trading Symbol	LLY22
Security Exchange Name	NYSE
A 718 Notes Due June 12025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 1/8% Notes due 2025
Trading Symbol	LLY25
Security Exchange Name	NYSE
A 1.625 Notes Due June 22026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2026
Trading Symbol	LLY26
Security Exchange Name	NYSE
A 2.125 Notes Due June 32030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2030
Trading Symbol	LLY30
Security Exchange Name	NYSE
A 625 Notesdue 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Notes due 2031
Trading Symbol	LLY31
Security Exchange Name	NYSE
A 6.77 Notes Due January 12036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.77% Notes due 2036
Trading Symbol	LLY36
Security Exchange Name	NYSE
A 1.700 Notesdue 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.700% Notes due 2049
Trading Symbol	LLY49A
Security Exchange Name	NYSE